15. Provisions for legal proceedings	6 Months Ended
Jun. 30, 2020
Provisions For Legal Proceedings
Provisions for legal proceedings
15.	Provisions for legal proceedings
15.1.	Provisions for legal proceedings, judicial deposits and contingent liabilities

The Company recognizes provisions based on the best estimate of the costs of proceedings for which it is probable that an outflow of resources embodying economic benefits will be required and that can be reliably estimated. These proceedings mainly include:

·	Labor claims, in particular: (i) opt-out claims related to a review of the methodology by which the minimum compensation based on an employee's position and work schedule (Remuneração Mínima por Nível e Regime - RMNR) is calculated; (ii) lawsuits relating to overtime pay; and (iii) actions of outsourced employees;
·	Tax claims including: (i) claims relating to Brazilian federal tax credits applied that were disallowed; and (ii) alleged misappropriation of VAT (ICMS) tax credits; and (iii) fines for non-compliance with accessory tax obligation;
·	Civil claims relating to: (i) litigations involving the company Sete Brasil; (ii) lawsuits related to contracts; (iii) royalties and special participation charges, including royalties over the shale extraction; (iv) penalties applied by ANP relating to measurement systems.
·	Environmental claims for compensation relating to an environmental accident in the State of Paraná, in 2000.

Provisions for legal proceedings are set out as follows:

Current and Non-current liabilities	06.30.2020	12.31.2019
Labor claims	681	895
Tax claims	443	463
Civil claims	782	1,523
Environmental claims	183	232
Total	2,089	3,113
Current liabilities	−	−
Non-current liabilities	2,089	3,113
(*) Amounts classified in other accounts and expenses payable in current

	Jan-Jun/2020	Jan-Dec/2019
Opening Balance	3,113	7,405
Additions, net of reversals	65	1,290
Use of provision	(428)	(5,332)
Accruals and charges	109	233
Transfer to assets held for sale	-	(289)
Others	27	22
Cumulative translation adjustment	(797)	(216)
Closing Balance	2,089	3,113

In preparing its consolidated financial statements for the first half of 2020, the Company considered all available information concerning legal proceedings in which the Company is a defendant, in order to estimate the amounts of obligations and probability that outflows of resources will be required.

The main changes in provisions for legal proceedings in the first half of 2020 relate to: (i) use of provision amounting to US$ 172 due to agreements relating to the company Sete Brasil litigations; (ii) use of provision amounting to US$ 74 referring to the agreement approved by the STF in claim for compensation of loss of profit in a lawsuit filed by Sergás and the state of Sergipe; offset mainly by (iii) US$ 80 relating to a provision for lawsuits involving refinery engineering contracts; (iv) US$ 37 relating to a VAT collection action in domestic bunker oil consumption operations for chartered vessels; and (v) US$ 83 in fines for non-compliance with accessory state tax obligation.

15.2.	Judicial deposits
Non-current assets	06.30.2020	12.31.2019
Tax	4,763	5,926
Labor	797	1,056
Civil	939	1,082
Environmental	115	160
Others	85	12
Total	6,699	8,236

	Jan-Jun/2020	Jan-Dec/2019
Opening Balance	8,236	6,711
Additions	684	2,021
Use	(49)	(187)
Accruals and charges	87	329
Transfer to assets held for sale	-	(313)
Others	-	(1)
Cumulative translation adjustment	(2,259)	(324)
Closing Balance	6,699	8,236

In the first half of 2020, the Company made judicial deposits in the amount of US$  , including: (i) US$  related to the chartering of platforms due to the legal dispute related to the IRRF; (ii) US$ 162 referring to IRPJ and CSLL for not adding the profits of subsidiaries and affiliates domiciled abroad to the IRPJ and CSLL calculation basis; and (iii) US$ 78 deposit as guarantee for a ship seizure operation.

15.3.	Contingent liabilities

The estimates of contingent liabilities for legal proceedings are indexed to inflation and updated by applicable interest rates. As of June 30, 2020, estimated contingent liabilities for which the possibility of loss is not considered remote are set out in the following table:

Nature	06.30.2020	12.31.2019
Tax	23,734	32,376
Labor	7,448	9,734
Civil - General	4,125	5,977
Civil - Environmental	1,303	1,576
Total	36,610	49,663

The main contingent liabilities are:

·	Tax matters comprising: i) withholding income tax (IRRF), Contribution of Intervention in the Economic Domain (CIDE), Social Integration Program (PIS) and Contribution to Social Security Financing (COFINS) on remittances for payments of vessel charters; (ii) income from foreign subsidiaries and associates located outside Brazil not included in the computation of taxable income (IRPJ and CSLL); (iii) requests to compensate federal taxes disallowed by the Brazilian Federal Tax Authority; and (iv) collection and crediting of ICMS by several states;
·	Labor matters comprising mainly actions requiring a review of the methodology by which the minimum compensation based on an employee's position and work schedule (Remuneração Mínima por Nível e Regime - RMNR) is calculated;

·	Civil matters comprising: (i) litigations regarding Sete Brasil; (ii) administrative proceedings challenging an ANP order requiring Petrobras to pay additional special participation fees and royalties (production taxes) with respect to several fields; and (iii) a public civil action that discusses the alleged illegality of the gas supply made by the Company to its Nitrogen Fertilizer Production Unit.
·	Environmental matters comprising indemnities for material and collective moral damages to the environment and IBAMA's environmental fines related to the Company operation.

In the six-month period ended June 30, 2020, the main changes in the balance of contingent liabilities are related to the following reductions: (i) US$ 599 of civil matters involving contractual issues; and (ii) a US$ 447 reduction related to differences in ICMS rates on sales of jet fuel, for which the likelihood of losses is now deemed remote,.

15.4.	Legal proceedings relating to divestments

As of June 30, 2020, Petrobras is a defendant in certain lawsuits classified as possible loss in the amount of US$ 759 (US$ 613 as of December 31, 2019) arising from the sale of its 90% interest in Transportadora Associada de Gás (TAG) in April 2019. The increase in the period is mainly due to the new administrative proceedings, pending decision by the Federal Revenue of Brazil, which question authorization for the use of certain credit taxes.

15.5.	Class action and related proceedings

Regarding the class action in the Netherlands, after the Court decision on January 29, 2020, the Foundation presented a petition regarding the questions raised by that Court on May 6, 2020.

In relation to the arbitration in Argentina, the Argentine Supreme Court has not yet judged the appeal filed by the Association.

As for the criminal actions in Argentina, the preliminary defenses presented by Petrobras were rejected. The Company filed appeals against such decisions, which are pending judgment. As for the action related to an alleged fraudulent offer of securities, in which Petrobras allegedly declared false information in its financial statements prior to 2015, the responsible judge revoked one of its decisions. On July 23, 2020, based on new facts, the judge revoked the decision that had rejected the defense of immunity from jurisdiction presented by the Company, so that he can reassess this matter.

15.6.	Arbitrations in Brazil

Petrobras is also currently a party to six arbitrations proceedings before the Market Arbitration Chamber (Câmara de Arbitragem do Mercado - CAM), linked to Brazilian Stock Exchange (B3), brought by investors that purchased Petrobras’ shares traded in B3. Five of these arbitrations were initiated by national and foreign investors. The other, established by an association that is not a shareholder of the Company, intends to be collective, through representation of all minority shareholders of Petrobras that acquired shares in B3 between January 22, 2010 and July 28, 2015. Investors claim for alleged financial losses caused by facts uncovered in the Lava Jato investigation.

These claims involve complex issues that are subject to substantial uncertainties and depend on a number of factors such as the novelty of the legal theories, the timing of the Chamber of Arbitration decisions, the information produced in discovery and analysis by retained experts.

Moreover, the claims asserted are broad and span a multi-year period. The uncertainties inherent in all such matters affect the amount and timing of their ultimate resolution. As a result, the Company is unable to make a reliable estimate of eventual loss arising from such arbitrations asserted.

Depending on the outcome of these complaints, the Company may have to pay substantial amounts, which may cause a significant effect on its consolidated financial position, financial performance and cash flows in a certain period. However, Petrobras does not recognize responsibility for the losses alleged by investors in these arbitrations.

Most of these arbitrations are still in the preliminary stages and a final decision is not expected in the near future. However, in relation to one of the arbitrations, proposed by two institutional investors, on May 26, 2020, a partial arbitral award was issued indicating the Company's responsibility, but not determining the payment of amounts by Petrobras, nor ending the procedure. This arbitration is confidential, as well as the others in progress, and the partial award - which does not represent a CAM position, but only of the three arbitrators that make up this arbitration panel - does not extend to the other existing arbitrations.

On July 20, 2020, Petrobras filed a lawsuit for the annulment of this partial arbitration award, as it understands that it contains serious flaws and improprieties. In compliance with CAM rules, the lawsuit is confidential and only available to those involved in the original arbitration proceeding.

Petrobras will continue to defend itself in this and other arbitrations.